Derivatives (Schedule of Notional Amount of Non-trading Derivatives) (Details) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Disclosure of financial assets [line items]
Notional amount	$ 25,783,596	$ 23,423,169
Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	1,925,290	2,395,506
Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	395,687	372,214
Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	502,843	445,054
Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	1,026,760	1,578,238
Interest rate contracts [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	1,711,069	2,200,145
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	395,687	372,214
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	340,741	298,328
Interest rate contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Interest rate contracts [member] | Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	974,641	1,529,603
Foreign exchange contracts [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	175,464	160,914
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	159,693	144,485
Foreign exchange contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Foreign exchange contracts [member] | Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	15,771	16,429
Credit Derivative Contracts [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	2,708	2,191
Credit Derivative Contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit Derivative Contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit Derivative Contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Credit Derivative Contracts [member] | Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	2,708	2,191
Other contracts [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	36,049	32,256
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Fair value hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Cash flow hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	2,409	2,241
Other contracts [member] | Derivatives in qualifying hedging relationships [member] | Net investment hedges [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	0	0
Other contracts [member] | Derivatives not in qualifying hedging relationships [member] | Derivatives held or issued for non-trading purposes [member]
Disclosure of financial assets [line items]
Notional amount	$ 33,640	$ 30,015